Consolidated Balance Sheets (Parenthetical) (ILS)	Mar. 31, 2014	Mar. 31, 2013
Statement Of Financial Position [Abstract]
Ordinary shares, par value	0.0001	0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	45,115,262	45,091,562
Ordinary shares, shares outstanding	42,832,273	44,768,087
Founders' stock, par value	0.00001	0.00001
Founders' stock, shares authorized	2,600	2,600
Founders' stock, shares issued	2,600	2,600
Founders' stock, shares outstanding	2,600	2,600
Treasury stock, shares	2,282,989	323,475